Depreciation and amortization expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Operating expenses	$ 1,370.3	$ 756.3	$ 291.6
General and administrative expenses	26.0	22.9	22.5
Total depreciation and amortization expense	$ 1,396.3	$ 779.2	$ 314.1